STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 0.7%
Automotive Retail - 0.7%
Murphy USA, Inc.	4,829	$1,874,908

Energy - 99.0%(a)
Integrated Oil & Gas - 48.1%(a)
Chevron Corp.	361,360	56,115,594
Exxon Mobil Corp.	510,150	57,519,413
Occidental Petroleum Corp.	208,008	9,828,378
		123,463,385
Oil & Gas Exploration & Production - 34.7%(a)
Antero Resources Corp. (b)	84,307	2,829,343
APA Corp.	104,364	2,533,958
California Resources Corp.	19,552	1,039,775
Chord Energy Corp.	16,430	1,632,649
Civitas Resources, Inc.	23,286	756,795
CNX Resources Corp. (b)	38,594	1,239,639
Comstock Resources, Inc. (b)	19,345	383,611
ConocoPhillips	116,706	11,039,221
Coterra Energy, Inc.	215,720	5,101,778
Crescent Energy Co. - Class A	53,376	476,114
Devon Energy Corp.	185,249	6,494,830
Diamondback Energy, Inc.	54,755	7,835,441
EOG Resources, Inc.	93,567	10,490,732
EQT Corp.	180,079	9,801,700
Expand Energy Corp.	67,275	7,147,296
Gulfport Energy Corp. (b)	3,945	713,966
Magnolia Oil & Gas Corp. - Class A	47,572	1,135,544
Matador Resources Co.	33,346	1,498,236
Murphy Oil Corp.	34,542	981,338
Northern Oil & Gas, Inc.	23,547	583,966
Ovintiv, Inc.	70,435	2,844,165
Permian Resources Corp.	176,048	2,253,414
Range Resources Corp.	63,651	2,395,824
Sable Offshore Corp. (b)	19,114	333,730
SM Energy Co.	28,329	707,375
Texas Pacific Land Corp.	5,514	5,148,091
Viper Energy, Inc. - Class A	48,455	1,851,950
		89,250,481
Oil & Gas Refining & Marketing - 16.2%
CVR Energy, Inc.	7,297	266,195
HF Sinclair Corp.	43,057	2,253,603
Marathon Petroleum Corp.	65,990	12,718,913
PBF Energy, Inc. - Class A	23,893	720,852

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 16.2% (Continued)
Phillips 66	89,616	$12,189,568
Valero Energy Corp.	78,811	13,418,361
		41,567,492
Total Energy		254,281,358

Real Estate - 0.1%
Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	6,432	343,147
TOTAL COMMON STOCKS (Cost $264,805,421)		256,499,413

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.05%(c)	451,041	451,041
TOTAL MONEY MARKET FUNDS (Cost $451,041)		451,041

TOTAL INVESTMENTS - 100.0% (Cost $265,256,462)		$256,950,454
Liabilities in Excess of Other Assets - (0.0)% (d)		(31,066)
TOTAL NET ASSETS - 100.0%		$256,919,388

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE U.S. ENERGY ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive U.S. Energy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$256,499,413	$—	$—	$256,499,413
Money Market Funds	451,041	—	—	451,041
Total Investments	$256,950,454	$—	$—	$256,950,454

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended September 30, 2025, the Strive U.S. Energy ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.